SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment of intangible assets with finite life
Intangible asset impairment loss	$ 0	$ 0	$ 0
Impairment of goodwill
Goodwill impairment loss	$ 85,934,770
Comprehensive loss
Other comprehensive loss, tax
Trade name/domain name [Member]
Acquired intangible assets
Amortization years	10 years
Non-compete agreement [Member]
Acquired intangible assets
Amortization years	4 years 6 months
Online platform [Member]
Acquired intangible assets
Amortization years	5 years
Minimum [Member] | Customer relationship [Member]
Acquired intangible assets
Amortization years	5 years
Maximum [Member] | Customer relationship [Member]
Acquired intangible assets
Amortization years	10 years
Computer and software [Member] | Minimum [Member]
Property and equipment, net [Line Items]
Estimated useful lives	3 years
Computer and software [Member] | Maximum [Member]
Property and equipment, net [Line Items]
Estimated useful lives	10 years